Fair Value Measurements - Measurement Inputs New Adagio Common Stock and Non-Redeeming Subscription Agreement Shares (Details) - Level 3	Jun. 21, 2024 $ / shares	Feb. 13, 2024 $ / shares
Base Share Price
Fair Value Measurements
Own equity measurement input		10.00
Base Share Price | Non-Redemption Subscription Agreement
Fair Value Measurements
Own equity measurement input	10.00
Adjusted per Share
Fair Value Measurements
Own equity measurement input		8.33
Multiplying factor of purchase price for adjusted price per share		1.2
Adjusted per Share | Non-Redemption Subscription Agreement
Fair Value Measurements
Own equity measurement input	8.33
Multiplying factor of purchase price for adjusted price per share	1.2
Adjusted Share price
Fair Value Measurements
Own equity measurement input		7.00
Adjusted Share price | Non-Redemption Subscription Agreement
Fair Value Measurements
Own equity measurement input	7.08
Probability of Closing
Fair Value Measurements
Own equity measurement input		0.7500
Probability of Closing | Non-Redemption Subscription Agreement
Fair Value Measurements
Own equity measurement input	0.9500
Estimated fair value per Share at Closing
Fair Value Measurements
Own equity measurement input		5.25
Estimated fair value per Share at Closing | Non-Redemption Subscription Agreement
Fair Value Measurements
Own equity measurement input	6.73